[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

June 27, 2011

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:     Guggenheim Enhanced Equity Strategy Fund
(formerly, Claymore Dividend & Income Fund) (File No. 811-21455)
Preliminary Proxy Statement

Ladies and Gentlemen:

Guggenheim Enhanced Equity Strategy Fund (formerly, Claymore Dividend & Income Fund) (the “Fund”) hereby files via EDGAR a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) in connection with the annual meeting of shareholders of the Fund.  The Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

Should the staff have any questions regarding the foregoing, please do not hesitate to call Kevin Hardy at (312) 407-0641 or the undersigned at (212) 735-3406.

Very truly yours,

/s/ Michael K. Hoffman

Michael K. Hoffman